SUPPLEMENT TO THE

FIDELITY TARGET TIMELINESM FUNDS
FIDELITY TARGET TIMELINE 1999, FIDELITY TARGET TIMELINE 2001, FIDELITY TARGET TIMELINE 2003

SEPTEMBER 26, 1998

STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES THE "VOTING RIGHTS" SECTION
FOUND UNDER THE HEADING "DESCRIPTION OF THE TRUST" BEGINNING ON PAGE
27:

       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value that you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

   The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets. The Trustees may, without shareholder vote, liquidate each of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001, and Fidelity Target Timeline 2003 Funds after its maturity date as set forth in the then effective registration statement for the fund. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of the trust, shareholders of the fund are entitled to receive the underlying assets of the fund
available f    or distribution.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF TARGET TIMELINE 1999" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2:

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF TARGET TIMELINE 2001" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3:

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF TARGET TIMELINE 2003" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4:

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19:

EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Boston Street Trust (1999), is Mr. Johnson's daughter.

STANLEY N. GRIFFITH (51), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19:

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Boston Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant
Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "COMPENSATION TABLE" IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19:

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Target Timeline 1999B        Target Timeline 2001B        Target Timeline 2003B

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 5                          $ 4                          $ 6

Phyllis Burke Davis          $ 5                          $ 4                          $ 6

Robert M. Gates***           $ 5                          $ 4                          $ 6

E. Bradley Jones             $ 5                          $ 4                          $ 6

Donald J. Kirk               $ 5                          $ 4                          $ 6

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy****         $ 5                          $ 4                          $ 6

Gerald C. McDonough          $ 6                          $ 5                          $ 7

Marvin L. Mann               $ 5                          $ 4                          $ 6

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 5                          $ 4                          $ 6



Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 214,500

Phyllis Burke Davis          $ 210,000

Robert M. Gates***           $ 176,000

E. Bradley Jones             $ 211,500

Donald J. Kirk               $ 211,500

Peter S. Lynch**             $ 0

William O. McCoy****         $ 214,500

Gerald C. McDonough          $ 264,500

Marvin L. Mann               $ 214,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 214,500


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was elected to the Board of Trustees of Boston Street Trust on July 16, 1997.

**** Mr. McCoy was elected to the Board of Trustees of Boston Street Trust on July 16, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "AUDITOR" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 28:

AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

AUDITOR. Effective February 18, 1999, Deloitte & Touche LLP, 125
Summer Street, Boston, Massachusetts serves as independent accountant for each fund for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.